Lord Abbett Bond-Debenture Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

September 19, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Bond-Debenture Fund, Inc.
1933 Act File No. 002-38910
1940 Act File No. 811-02145

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 61 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on September 11, 2007.

Please contact the undersigned at (201) 827 – 2177 if you have any questions or comments.

Sincerely yours,

/s/ Leslie C. Leda
Leslie C. Leda
Senior Paralegal
Lord, Abbett & Co. LLC